UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the quarter ended:                                 September 30, 2006

Check here if Amendment [_];  Amendment Number
This amendment (check only one.):          [_] is a restatement.
                                           [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Thomas H. Lee Partners, L.P.
Address:          100 Federal Street, 35th Floor
                  Boston, MA 02110

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Charles P. Holden
Title:            Vice President of Finance
Phone:            (617) 227-1050

Pursuant to the requirements of Securities Exchange Act of 1934 the undersigned institutional manager has caused this report to be signed on its behalf in the City of Boston and Commonwealth of Massachusetts on the 10th day of November, 2006.

Thomas H. Lee Partners, L.P.
(Name of Institutional Manager)

/s/Charles P. Holden
----------------------------------
(Signature of Person Duly Authorized to Submit This Report)

Number of Other Included Managers                             0

Form 13F Information Table Entry Total                        7

Form 13F Information Table Value Total                        $2,728,830,699

    Name:                13F File No.:      Name:                13F File No.:
    -----                -------------      -----                -------------

1._____________________   ____________  6._____________________   ____________
2._____________________   ____________  7._____________________   ____________
3._____________________   ____________  8._____________________   ____________
4._____________________   ____________  9._____________________   ____________
5._____________________   ____________ 10._____________________   ____________

PART 1 OF 2 OF THE SAME TABLE

        Item 1            Item 2       Item 3        Item 4         Item 5                      Item 6
        ------            ------       ------        ------         ------                      ------


                                                                   Shares of

        Name of          Title of                  Fair Market     Principal
        Issuer            Class     CUSIP Number      Value         Amount               Investment Discretion
                                                                                ----------------------------------------
                                                                                ------------ -------------- ------------
                                                                                 (a) Sole     (b) Shared    (c) Shared
                                                                                              as Defined       Other
                                                                                              in Instr. V
Refco, Inc.              Common      75866G109       31,769,070     48,875,492    48,875,492

Fairpoint
Communications, Inc.     Common      305560104       67,278,301      3,866,569     3,866,569

Spectrum Brands Inc.     Common      755081106      101,806,226     12,062,349    12,062,349

Warner Music Group       Common      934550104    1,441,660,424     55,555,315    55,555,315

Fidelity National
Information Systems,     Common      31620M106      524,044,542     14,163,366    14,163,366
Inc.
                         Common      G9435N108      498,000,705     37,443,662    37,443,662
Warner Chilcott Limited

Allied World Assurance   Common      G0219G203       64,271,431      1,590,877     1,590,877
Company Holdings Ltd.
                                                  2,728,830,699
COLUMN TOTALS


PART 2 OF 2 OF THE SAME TABLE

        Item 1            Item 2        Item 7                        Item 8
        ------            ------        ------                        ------


                                                         Voting Authority
                                       Managers    ---------------------------------------
        Name of          Title of        see
        Issuer            Class        Instr. V                      (Shares)


                                                      (a) Sole      (b) Shared      (c) No


Refco, Inc.              Common                     48,875,492

Fairpoint
Communications, Inc.     Common                      3,866,569

Spectrum Brands Inc.     Common                     12,062,349

Warner Music Group       Common                     55,555,315

Fidelity National
Information Systems,     Common                     14,163,366
Inc.
                         Common                     37,443,662
Warner Chilcott Limited

Allied World Assurance   Common                      1,590,877
Company Holdings Ltd.

COLUMN TOTALS


